INCOME TAXES	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

(5)	INCOME TAXES

The Company has identified its federal tax return and its state tax return in Massachusetts as “major” tax jurisdictions. The periods subject to examination for its federal and state income tax returns are the years ended in 2018 and thereafter. The Company believes its income tax filing positions and deductions will be sustained on audit and it does not anticipate any adjustments that would result in a material change to its financial position. Therefore, no liabilities for uncertain income tax positions have been recorded.

The provision for income taxes in the accompanying consolidated statements of operations consists of the state income tax liability of $1,936 and $952 for the years ended June 30, 2023, and 2022, respectively.

A reconciliation of the federal statutory rate to the Company’s effective tax rate for the fiscal years ended June 30, 2023 and 2022 is as follows:

	2023	2022
Income tax expense (benefit) at federal statutory rate	(21.0)%	(21.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(5.8)%	(7.1)%
Change in valuation allowance	(23.3)%	22.6%
Stock based compensation	176.0%	26.9%
Net Operating Loss Utilization	5.0%	–
Revaluation of contingent earn out liability	(135.2)%	(21.8)%
Nondeductible items	5.6%	0.3%
Effective tax rate	1.3%	(0.1)%

The components of deferred tax assets and liabilities at June 30, 2023 and 2022 are approximately as follows:

	2023	2022
Deferred tax assets:
Net operating loss carry forwards	$2,617,000	$2,640,000
Tax credit carry forwards	247,000	164,000
Reserves and accruals not yet deducted for tax purposes	407,000	512,000
Total deferred tax assets	3,271,000	3,316,000
Valuation allowance	(3,271,000)	(3,316,000)
Net deferred tax asset	$–	$–

The Company has provided a valuation allowance to reduce the net deferred tax asset to an amount the Company believes is “more likely than not” to be realized.

At June 30, 2023, the Company had federal and state net operating loss carry forwards of approximately $12,461,000 and $6,076,000, respectively, which will, if not used, expire at various dates beginning in fiscal year 2024.